Mirae Asset Discovery Funds

(the “Trust”)

Emerging Markets Fund

Emerging Markets Great Consumer Fund

Supplement dated December 29, 2014 to the Prospectus dated August 28, 2014

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s Prospectus dated August 28, 2014 (the “Prospectus”).  This Supplement relates only to the Emerging Markets Fund (“EM Fund”) and the Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”) (collectively, the “Funds”).

Effective December 29, 2014, Young Hwan Kim is no longer a Portfolio Manager to the Funds.  Therefore, the following changes are being made to the Prospectus.

Under the “Fund Summaries” section of the Prospectus for the EM Fund, the “Portfolio Managers” subsection on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Title	Service with the fund
José Gerardo Morales, CFA	Portfolio Manager	2010
Rahul Chadha	Portfolio Manager	2010

Under the “Fund Summaries” section of the Prospectus for the EM Great Consumer Fund, the “Portfolio Managers” subsection on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Title	Service with the fund
José Gerardo Morales, CFA	Portfolio Manager	2010
Joohee An	Portfolio Manager	2010

Under the “Portfolio Managers” section on pages 31 and 32 of the Prospectus, references to Mr. Kim as Portfolio Manager to the Funds are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Mirae Asset Discovery Funds

(the “Trust”)

Emerging Markets Fund

Emerging Markets Great Consumer Fund

Supplement dated December 29, 2014 to the Statement of Additional Information (“SAI”) dated August 28, 2014

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Trust’s SAI dated August 28, 2014.  This Supplement relates only to the Emerging Markets Fund (“EM Fund”) and the Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”) (collectively, the “Funds”).

Effective December 29, 2014, Young Hwan Kim is no longer a Portfolio Manager to the Funds.  All references to Mr. Kim as Portfolio Manager to the Funds are deleted.

The EM Fund continues to be managed by José Gerardo Morales and Rahul Chadha.  The EM Great Consumer Fund continues to be managed by José Gerardo Morales and Joohee An.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE